POST-EMPLOYMENT BENEFITS - Summary of Future Planned Benefit Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 1,503
2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	127
2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	133
2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	136
2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	139
2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	144
Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	824
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	1,398
Defined benefit pension plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	120
Defined benefit pension plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	126
Defined benefit pension plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	129
Defined benefit pension plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	132
Defined benefit pension plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	137
Defined benefit pension plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	754
Post-retirement plan
Disclosure of defined benefit plans [line items]
Future planned benefit payments	105
Post-retirement plan | 2020
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-retirement plan | 2021
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-retirement plan | 2022
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-retirement plan | 2023
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-retirement plan | 2024
Disclosure of defined benefit plans [line items]
Future planned benefit payments	7
Post-retirement plan | Thereafter
Disclosure of defined benefit plans [line items]
Future planned benefit payments	$ 70